------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

                                                        Estimated average burden
                                                        hours per response: 19.4
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-05646
                                   ---------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

40 William Street, Suite 100       Wellesley, Massachusetts              02481
--------------------------------------------------------------------------------
     (Address of principal executive offices)                         (Zip code)

                            Nicole M. Tremblay, Esq.

  Weston Financial Group, Inc. 40 William Street, Suite 100 Wellesley, MA 02481
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:         October 31, 2007
                          ---------------------------------------------

Date of reporting period:        October 31, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                                     [LOGO]
                                   NEW CENTURY
                                   PORTFOLIOS

                              NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                            NEW CENTURY OPPORTUNISTIC
                            NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES


                                  ANNUAL REPORT

                           YEAR ENDED OCTOBER 31, 2007



   40 WILLIAM STREET, SUITE 100, WELLESLEY MA 02481 781-239-0445 888-639-0102
                                FAX 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                           1-2

PERFORMANCE CHARTS                                                           3-5

PORTFOLIO INFORMATION                                                       6-10

NEW CENTURY PORTFOLIOS
     Statements of Assets and Liabilities                                     11
     Statements of Operations                                                 12
     Statements of Changes in Net Assets                                   13-15
     Financial Highlights                                                  16-20
     Portfolios of Investments                                             21-29
     Notes to Financial Statements                                         30-38
     Report of Independent Registered Public Accounting Firm                  39
     Board of Trustees and Officers                                        40-41
     Federal Tax Information                                                  41
     About Your Portfolio's Expenses                                       42-44
     Trustees Approval of Investment Advisory Agreements                   45-47

LETTER TO SHAREHOLDERS                                             DECEMBER 2007
================================================================================

Dear Fellow Shareholders:

I am pleased to present our 18th Annual Report.

Over the past twelve months, concerns about subprime mortgage loans, the housing slump, increases in energy prices, and the weakening U.S. dollar continue to test the American consumer. Despite increased volatility, U.S. equity markets, as measured by the S&P 500(R) Composite Index, posted a gain of 14.56% during the twelve-month period ended October 31, 2007. International equity markets continued to outpace domestic equities over the twelve-month period. As of October 31, 2007, the international equity markets, as measured by the MSCI EAFE Index, gained 24.91%. The fixed income markets also experienced increased volatility as investors, due to credit and liquidity concerns, fled to higher quality investments. The fixed income markets, as measured by the Lehman Brothers Intermediate U.S. Government/Credit Index, gained 5.65% during the twelve-month period ended October 31, 2007.

During this challenging period, the New Century Capital Portfolio implemented several shifts in sector allocation. We continued to emphasize the large-cap growth and the foreign sectors, while continuing to reduce the large-cap value and small-cap sectors. The Portfolio's exposure to the energy sector also increased during the period. The New Century Capital Portfolio gained 20.02% as compared to the S&P 500(R) Composite Index which gained 14.56% for the twelve-month period ended October 31, 2007.

Similar to New Century Capital, the New Century Balanced Portfolio increased its allocation to the large-cap growth and foreign sectors, while reducing positions in the large-cap value and small-cap sectors. The increase in the foreign sector was achieved through the addition of multi-asset global investments. In response to the volatile credit environment, the New Century Balanced Portfolio continued to reduce its holdings in high-yield bonds, while increasing exposure to the government and the high quality bond sectors. The Portfolio slightly reduced its equity-to-fixed-income allocation to 64%/36%. During the twelve-month period ended October 31, 2007, the New Century Balanced Portfolio returned 12.09% as compared to the S&P 500(R) Composite Index which gained 14.56% and the Lehman Brothers Intermediate U.S. Government/Credit Index which gained 5.65%.

The New Century Opportunistic Portfolio decreased its holdings in the small-cap and the mid-cap sectors while increasing its allocation to large-cap growth. In the sector-specific category, positions in the biotech and technology sectors were reduced, while the global real estate and emerging market sectors were increased. During the twelve-month period ended October 31, 2007, the New Century Opportunistic Portfolio posted a gain of 24.66% while the NASDAQ Composite Index gained 20.81% and the Russell 3000 Growth posted a gain of 19.0%.

Over the last twelve months, the New Century International Portfolio increased its allocation to the Americas (ex-US), Pacific Rim, and Global Energy sectors while slightly reducing its allocation to Europe and Japan. The New Century International Portfolio continues to maintain holdings in non-traditional EAFE regions such as India, China and Latin America.

During the twelve-month period ended October 31, 2007, the New Century International Portfolio gained 38.62%. The international equity markets, as measured by the MSCI EAFE Index, increased 24.91% during the same time period.

The New Century Alternative Strategies Portfolio maintained diversified positions in ten investment strategies, reducing its exposure to the real estate and high-yield categories, while increasing its exposure to global macro strategies. Within the real estate category, domestic holdings were reduced and international holdings increased. The New Century Alternative Strategies Portfolio had a total return of 12.09% for the twelve-month period ended October 31, 2007, as compared to the S&P 500(R) Composite Index which gained 14.56% and the Lehman Brothers Intermediate U.S. Government/Credit Index which gained 5.65% during the same time period.

While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne M. Grzecki

Wayne M. Grzecki
President

PERFORMANCE CHARTS (UNAUDITED)
================================================================================

  COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NEW CENTURY
              CAPITAL PORTFOLIO AND THE S&P 500(R) COMPOSITE INDEX

                                [GRAPH OMITTED]

    New Century Capital Portfolio          S&P 500(R) Composite Index
    -----------------------------          --------------------------

                       Ending                               Ending
          Date         Balance                  Date        Balance
         ------       ---------                ------      ---------
        10/31/1997    $  10,000               10/31/1997   $  10,000
        10/31/1998       10,797               10/31/1998      12,199
        10/31/1999       13,922               10/31/1999      15,331
        10/31/2000       15,999               10/31/2000      16,264
        10/31/2001       11,558               10/31/2001      12,214
        10/31/2002        9,743               10/31/2002      10,369
        10/31/2003       11,934               10/31/2003      12,526
        10/31/2004       12,919               10/31/2004      13,706
        10/31/2005       14,522               10/31/2005      14,901
        10/31/2006       16,637               10/31/2006      17,336
        10/31/2007       19,968               10/31/2007      19,860


-------------------------------
NEW CENTURY CAPITAL PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS(a)

1 YEAR    5 YEARS    10 YEARS
20.02%     15.43%      7.16%
-------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY BALANCED PORTFOLIO, S&P 500(R) COMPOSITE INDEX AND
           LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                                 [GRAPH OMITTED]


     New Century          Lehman Brothers Intermediate         S&P 500(R)
  Balanced Portfolio      U.S. Government/Credit Index       Composite Index
  ------------------      ----------------------------       ---------------

              Ending                        Ending                     Ending
  Date        Balance          Date         Balance        Date        Balance
----------------------      ------------------------     ----------------------
10/31/1997   $  10,000      10/31/1997    $  10,000      10/31/1997   $  10,000
10/31/1998      10,697      10/31/1998       10,912      10/31/1998      12,199
10/31/1999      12,329      10/31/1999       11,020      10/31/1999      15,331
10/31/2000      13,594      10/31/2000       11,732      10/31/2000      16,265
10/31/2001      12,061      10/31/2001       13,404      10/31/2001      12,215
10/31/2002      10,604      10/31/2002       14,196      10/31/2002      10,369
10/31/2003      12,601      10/31/2003       14,967      10/31/2003      12,524
10/31/2004      13,578      10/31/2004       15,615      10/31/2004      13,704
10/31/2005      14,734      10/31/2005       15,654      10/31/2005      14,899
10/31/2006      16,556      10/31/2006       16,342      10/31/2006      17,333
10/31/2007      18,557      10/31/2007       16,538      10/31/2007      19,860

-------------------------------
NEW CENTURY BALANCED PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS(a)

1 YEAR    5 YEARS    10 YEARS
12.09%     11.84%      6.38%
-------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
   IN THE NEW CENTURY OPPORTUNISTIC PORTFOLIO AND THE NASDAQ COMPOSITE INDEX

                               [GRAPHIC OMITTED]

   New Century Opportunistic Portfolio        NASDAQ Composite Index
   -----------------------------------        ----------------------

                        Ending                               Ending
           Date         Balance                  Date        Balance
          ------       ---------                ------      ---------
         10/31/2000    $  10,000              10/31/2000    $  10,000
         10/31/2001        7,370              10/31/2001        5,030
         10/31/2002        5,470              10/31/2002        3,972
         10/31/2003        6,950              10/31/2003        5,798
         10/31/2004        7,300              10/31/2004        5,954
         10/31/2005        8,720              10/31/2005        6,436
         10/31/2006        9,450              10/31/2006        7,239
         10/31/2007       11,780              10/31/2007        8,814



--------------------------------------
NEW CENTURY OPPORTUNISTIC PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS(a)

1 YEAR     5 YEARS    SINCE INCEPTION*
24.66%      16.58%        2.37%
--------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
       IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MSCI EAFE INDEX

                               [GRAPHIC OMITTED]

   New Century International Portfolio             MSCI EAFE Index
   -----------------------------------             ---------------

                       Ending                               Ending
          Date         Balance                  Date        Balance
         ------       ---------                ------      ---------
         10/31/2000   $ 10,000                10/31/2000    $ 10,000
         10/31/2001      7,410                10/31/2001       7,532
         10/31/2002      6,533                10/31/2002       6,559
         10/31/2003      8,697                10/31/2003       8,367
         10/31/2004     10,089                10/31/2004       9,979
         10/31/2005     12,481                10/31/2005      11,787
         10/31/2006     15,645                10/31/2006      15,031
         10/31/2007     21,686                10/31/2007      18,778




-------------------------------------
NEW CENTURY INTERNATIONAL PORTFOLIO
  AVERAGE ANNUAL TOTAL RETURNS(a)

1 YEAR    5 YEARS    SINCE INCEPTION*
38.62%     27.12%        11.70%
-------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*     Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO, S&P 500(R) COMPOSITE INDEX
         AND LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                                [GRAPH OMITTED]

New Century Alternative            S&P 500(R)       Lehman Brothers Intermediate
Strategies Portfolio            Composite Index     U.S. Government/Credit Index
--------------------            ---------------     ----------------------------

              Ending                        Ending                     Ending
  Date        Balance          Date         Balance        Date        Balance
----------------------      ------------------------     ----------------------
  5/1/2002   $ 10,000          5/1/2002    $ 10,000       5/1/2002    $ 10,000
 5/31/2002     10,000         5/31/2002       9,838      5/31/2002      10,087
 6/30/2002      9,720         6/30/2002       9,137      6/30/2002      10,174
 7/31/2002      9,290         7/31/2002       8,425      7/31/2002      10,294
 8/31/2002      9,340         8/31/2002       8,480      8/31/2002      10,447
 9/30/2002      9,110         9/30/2002       7,559      9/30/2002      10,634
10/31/2002      9,120        10/31/2002       8,224     10/31/2002      10,593
11/30/2002      9,330        11/30/2002       8,708     11/30/2002      10,583
12/31/2002      9,325        12/31/2002       8,196     12/31/2002      10,814
 1/31/2003      9,285         1/31/2003       7,982      1/31/2003      10,813
 2/28/2003      9,264         2/28/2003       7,862      2/28/2003      10,965
 3/31/2003      9,295         3/31/2003       7,938      3/31/2003      10,976
 4/30/2003      9,618         4/30/2003       8,592      4/30/2003      11,060
 5/31/2003      9,982         5/31/2003       9,045      5/31/2003      11,282
 6/30/2003     10,083         6/30/2003       9,160      6/30/2003      11,274
 7/31/2003     10,194         7/31/2003       9,322      7/31/2003      10,967
 8/31/2003     10,376         8/31/2003       9,503      8/31/2003      10,994
 9/30/2003     10,477         9/30/2003       9,403      9/30/2003      11,272
10/31/2003     10,780        10/31/2003       9,934     10/31/2003      11,166
11/30/2003     11,002        11/30/2003      10,022     11/30/2003      11,181
12/31/2003     11,270        12/31/2003      10,547     12/31/2003      11,279
 1/31/2004     11,383         1/31/2004      10,741      1/31/2004      11,353
 2/29/2004     11,557         2/29/2004      10,890      2/29/2004      11,469
 3/31/2004     11,629         3/31/2004      10,726      3/31/2004      11,558
 4/30/2004     11,260         4/30/2004      10,558      4/30/2004      11,284
 5/31/2004     11,342         5/31/2004      10,703      5/31/2004      11,234
 6/30/2004     11,455         6/30/2004      10,911      6/30/2004      11,267
 7/31/2004     11,342         7/31/2004      10,550      7/31/2004      11,362
 8/31/2004     11,414         8/31/2004      10,592      8/31/2004      11,552
 9/30/2004     11,639         9/30/2004      10,707      9/30/2004      11,571
10/31/2004     11,762        10/31/2004      10,871     10/31/2004      11,649
11/30/2004     12,111        11/30/2004      11,310     11/30/2004      11,543
12/31/2004     12,290        12/31/2004      11,695     12/31/2004      11,621
 1/31/2005     12,119         1/31/2005      11,410      1/31/2005      11,644
 2/28/2005     12,429         2/28/2005      11,650      2/28/2005      11,579
 3/31/2005     12,322         3/31/2005      11,444      3/31/2005      11,519
 4/30/2005     12,130         4/30/2005      11,227      4/30/2005      11,651
 5/31/2005     12,290         5/31/2005      11,584      5/31/2005      11,755
 6/30/2005     12,482         6/30/2005      11,601      6/30/2005      11,805
 7/31/2005     12,793         7/31/2005      12,032      7/31/2005      11,707
 8/31/2005     12,889         8/31/2005      11,922      8/31/2005      11,844
 9/30/2005     13,114         9/30/2005      12,019      9/30/2005      11,743
10/31/2005     12,836        10/31/2005      11,818     10/31/2005      11,679
11/30/2005     12,996        11/30/2005      12,265     11/30/2005      11,730
12/31/2005     13,189        12/31/2005      12,270     12/31/2005      11,804
 1/31/2006     13,632         1/31/2006      12,594      1/31/2006      11,801
 2/28/2006     13,587         2/28/2006      12,629      2/28/2006      11,810
 3/31/2006     13,798         3/31/2006      12,786      3/31/2006      11,758
 4/30/2006     14,030         4/30/2006      12,957      4/30/2006      11,764
 5/31/2006     13,831         5/31/2006      12,585      5/31/2006      11,765
 6/30/2006     13,875         6/30/2006      12,602      6/30/2006      11,782
 7/31/2006     13,986         7/31/2006      12,679      7/31/2006      11,914
 8/31/2006     14,107         8/31/2006      12,981      8/31/2006      12,063
 9/30/2006     14,096         9/30/2006      13,316      9/30/2006      12,159
10/31/2006     14,417        10/31/2006      13,749     10/31/2006      12,223
11/30/2006     14,705        11/30/2006      14,011     11/30/2006      12,334
12/31/2006     14,779        12/31/2006      14,207     12/31/2006      12,284
 1/31/2007     14,965         1/31/2007      14,422      1/31/2007      12,289
 2/28/2007     14,988         2/28/2007      14,140      2/28/2007      12,458
 3/31/2007     15,139         3/31/2007      14,298      3/31/2007      12,479
 4/30/2007     15,406         4/30/2007      14,932      4/30/2007      12,539
 5/31/2007     15,684         5/31/2007      15,453      5/31/2007      12,459
 6/30/2007     15,568         6/30/2007      15,196      6/30/2007      12,462
 7/31/2007     15,336         7/31/2007      14,725      7/31/2007      12,580
 8/31/2007     15,371         8/31/2007      14,946      8/31/2007      12,732
 9/30/2007     15,812         9/30/2007      15,505      9/30/2007      12,820
10/31/2007     16,160        10/31/2007      15,752     10/31/2007      12,914


--------------------------------------------
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
    AVERAGE ANNUAL TOTAL RETURNS(a)

1 YEAR    5 YEARS    SINCE INCEPTION*
12.09%     12.12%      9.12%
--------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*     Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                        Growth Funds - 37.0%
 [PIE CHART OMITTED]    Growth and Income Funds - 30.7%
                        Foreign Stock Funds - 20.5%
                        Small Company Funds - 10.8%
                        Cash Equivalents - 1.0%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                     % OF NET ASSETS
-----------------------------------------------          --------------
Marsico 21st Century                                          7.7%
American Funds Growth Fund of America - Class A               7.3%
iShares MSCI EAFE Index                                       4.9%
iShares MSCI Emerging Markets Index                           4.8%
Fidelity Capital Appreciation                                 4.7%
iShares Dow Jones U.S. Energy Sector Index                    4.5%
Goldman Sachs Growth Opportunities - Class A                  4.4%
Dodge & Cox International Stock                               4.3%
iShares S&P MidCap 400 Value Index                            4.3%
Powershares Dynamic Market                                    4.3%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                        Growth and Income Funds - 29.8%
                        Foreign Stock Funds - 16.2%
                        Growth Funds - 13.1%
                        Corporate Bond Funds - 8.2%
 [PIE CHART OMITTED]    Government Bond Funds - 7.9%
                        Convertible Security Funds - 6.1%
                        Small Company Funds - 5.0%
                        Worldwide Bond Funds - 4.4%
                        High Quality Bond Funds - 3.8%
                        High Yield Bond Funds - 3.1%
                        Cash Equivalents - 2.4%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                     % OF NET ASSETS
------------------------------------------               --------------
Loomis Sayles Bond - Institutional Class                      8.2%
American Century Target Maturities
   Trust Series 2015 - Investor Class                         7.9%
iShares MSCI EAFE Index                                       6.1%
Dodge & Cox Stock                                             5.6%
iShares S&P 500 Index                                         5.5%
First Eagle Global - Class A                                  5.1%
Powershares Dynamic Market                                    4.5%
iShares Dow Jones U.S. Energy Sector Index                    4.2%
Davis Appreciation & Income                                   3.8%
Fidelity Select Utilities Growth                              3.7%

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                        Sector Funds - 45.5%
                        Large-Cap Funds - 30.6%
 [PIE CHART OMITTED]    Mid-Cap Funds - 17.6%
                        Small-Cap Funds - 4.4%
                        Cash Equivalents - 1.9%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                     % OF NET ASSETS
------------------------------------------               --------------
Marsico 21st Century                                         10.6%
iShares Dow Jones U.S. Energy Sector Index                    9.3%
iShares MSCI Emerging Markets Index                           8.1%
iShares Russell 1000 Growth Index                             7.9%
Amana Growth                                                  7.7%
iShares S&P GSSI Natural Resources Index                      7.5%
Leuthold Select Industries                                    7.1%
iShares S&P GSTI Networking Index                             6.1%
Technology Select Sector SPDR                                 5.9%
Janus Orion                                                   5.7%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2007 (UNAUDITED)
===============================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                        Europe Funds - 28.2%
                        Diversified Funds - 26.4%
 [PIE CHART OMITTED]    Asia/Pacific Funds - 22.8%
                        Americas Funds - 13.9%
                        Emerging Markets Funds - 6.4%
                        Cash Equivalents - 2.3%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                     % OF NET ASSETS
-------------------------------------------------        --------------
Janus Overseas                                                6.0%
iShares FTSE/Xinhua China 25 Index                            5.5%
iShares MSCI Austria Index                                    4.6%
Oppenheimer International Small Company - Class A             4.5%
Fidelity Canada                                               4.2%
Ivy European Opportunities - Class A                          4.2%
AIM European Growth - Class A                                 4.1%
Eaton Vance Greater India - Class A                           4.1%
iShares S&P Latin American 40 Index                           4.0%
iShares MSCI EAFE Index                                       4.0%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                        Long/Short Equity Funds - 19.8%
                        Merger Arbitrage Funds - 14.7%
                        Global Macro Funds - 14.2%
                        Natural Resources Funds - 10.0%
 [PIE CHART OMITTED]    Asset Allocation Funds - 9.9%
                        Deep Value/Distressed Securities Funds - 6.9%
                        Option Hedged Funds - 6.4%
                        Real Estate Funds - 6.1%
                        Convertible Arbitrage Funds - 4.9%
                        High Yield Funds - 2.7%
                        Structured Notes - 2.4%
                        Cash Equivalents - 2.0%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                     % OF NET ASSETS
---------------------------------------------            --------------
First Eagle Global - Class A                                  6.7%
Calamos Market Neutral - A Shares                             4.9%
Merger                                                        4.8%
Gateway                                                       4.5%
Hussman Strategic Growth                                      4.1%
Enterprise Mergers and Acquisitions - Class A                 4.1%
Gabelli ABC                                                   3.9%
Schwab Hedged Equity Select                                   3.7%
Franklin Mutual Discovery - Class Z                           3.3%
Fairholme                                                     3.2%

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
=============================================================================================================================
                                                                                                                 NEW CENTURY
                                               NEW CENTURY       NEW CENTURY     NEW CENTURY     NEW CENTURY     ALTERNATIVE
                                                 CAPITAL          BALANCED      OPPORTUNISTIC   INTERNATIONAL    STRATEGIES
                                                PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At acquisition cost                       $   96,069,552  $   74,838,026  $   11,752,242  $   86,451,709  $  106,416,452
                                               ==============  ==============  ==============  ==============  ==============
     At value (Note 1A)                        $  144,366,861  $   95,132,510  $   14,949,625  $  147,562,032  $  128,242,252
   Dividends receivable                                 3,932          17,138           1,711          11,069          13,586
   Receivable for capital shares sold                   1,283             375              --           4,070          18,250
   Other assets                                         6,831           4,991             651           6,252           5,885
                                               --------------  --------------  --------------  --------------  --------------
     TOTAL ASSETS                                 144,378,907      95,155,014      14,951,987     147,583,423     128,279,973
                                               --------------  --------------  --------------  --------------  --------------

LIABILITIES
   Payable to Advisor (Note 2)                        113,981          81,430           7,740         113,378          82,177
   Payable to Distributor (Note 3)                     20,800          10,900           2,900          26,500          12,500
   Payable for capital shares redeemed                  2,300           1,350              --              --          57,454
   Other accrued expenses and liabilities              14,068           9,400           6,184          27,144          10,900
                                               --------------  --------------  --------------  --------------  --------------
     TOTAL LIABILITIES                                151,149         103,080          16,824         167,022         163,031
                                               --------------  --------------  --------------  --------------  --------------

NET ASSETS                                     $  144,227,758  $   95,051,934  $   14,935,163  $  147,416,401  $  128,116,942
                                               ==============  ==============  ==============  ==============  ==============

Net assets consist of:
   Paid-in capital                             $   89,948,768  $   69,564,326  $   11,290,087  $   82,860,031  $  103,497,848
   Undistributed (distributions in excess of)
     net investment income                                 --         334,483              --              --         (45,582)
   Undistributed net realized gains on
     investments                                    5,981,681       4,858,641         447,693       3,446,047       2,838,876
   Net unrealized appreciation of investments      48,297,309      20,294,484       3,197,383      61,110,323      21,825,800
                                               --------------  --------------  --------------  --------------  --------------
Net assets                                     $  144,227,758  $   95,051,934  $   14,935,163  $  147,416,401  $  128,116,942
                                               ==============  ==============  ==============  ==============  ==============


Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value)                                        6,975,518       5,893,896       1,267,985       7,347,146       9,197,083
                                               ==============  ==============  ==============  ==============  ==============


Net asset value, offering price and
  redemption price per share (a)               $        20.68  $        16.13  $        11.78  $        20.06  $        13.93
                                               ==============  ==============  ==============  ==============  ==============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2007
====================================================================================================================
                                                                                                        NEW CENTURY
                                              NEW CENTURY     NEW CENTURY   NEW CENTURY   NEW CENTURY   ALTERNATIVE
                                                CAPITAL         BALANCED   OPPORTUNISTIC INTERNATIONAL  STRATEGIES
                                               PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                  $  1,242,623   $  2,333,663  $    127,435   $  1,759,290  $  2,384,344
                                              ------------   ------------  ------------   ------------  ------------

EXPENSES
   Investment advisory fees (Note 2)             1,253,338        908,939       128,500      1,154,406       839,346
   Distribution costs (Note 3)                     209,248        159,091        28,046        242,158       155,766
   Accounting fees                                  43,417         39,113        31,264         42,027        41,251
   Legal and audit fees                             39,670         27,561         5,225         36,834        35,818
   Administration fees (Note 2)                     37,112         27,160         9,164         33,962        31,942
   Transfer agent fees                              21,000         21,000        21,000         21,000        21,000
   Custody fees                                     22,358         16,741         4,936         22,592        23,313
   Trustees' fees and expenses (Note 2)             12,401          8,379         1,187         11,268        10,442
   Insurance expense                                11,188          7,738         1,140          9,205         9,009
   Postage and supplies                             10,561          7,158         4,545          6,844         7,085
   Other expenses                                   11,940          8,870         5,356          8,937         9,341
                                              ------------   ------------  ------------   ------------  ------------
      Total expenses                             1,672,233      1,231,750       240,363      1,589,233     1,184,313
   Less fees waived by the Advisor (Note 2)             --             --       (48,660)            --            --
   Plus previously waived investment
      advisory fees and expense reimbursements
      recouped by the Advisor (Note 2)                  --             --            --         35,096            --
                                              ------------   ------------  ------------   ------------  ------------
      Net expenses                               1,672,233      1,231,750       191,703      1,624,329     1,184,313
                                              ------------   ------------  ------------   ------------  ------------

NET INVESTMENT INCOME (LOSS)                      (429,610)     1,101,913       (64,268)       134,961     1,200,031
                                              ------------   ------------  ------------   ------------  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains on investments             6,828,808      3,862,192       766,321      2,068,729       744,343
   Capital gain distributions from regulated
     investment companies                        3,213,012      1,512,727        38,924      2,227,454     3,137,271
   Net change in unrealized appreciation/
     (depreciation) on investments              14,826,015      3,805,605     2,126,149     35,884,958     7,720,895
                                              ------------   ------------  ------------   ------------  ------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS                          24,867,835      9,180,524     2,931,394     40,181,141    11,602,509
                                              ------------   ------------  ------------   ------------  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $ 24,438,225   $ 10,282,437  $  2,867,126   $ 40,316,102  $ 12,802,540
                                              ============   ============  ============   ============  ============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                                  NEW CENTURY                      NEW CENTURY
                                                               CAPITAL PORTFOLIO               BALANCED PORTFOLIO
                                                        -------------------------------------------------------------
                                                              YEAR          YEAR             YEAR             YEAR
                                                             ENDED         ENDED            ENDED            ENDED
                                                           OCTOBER 31,   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                              2007          2006             2007             2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                         $    (429,610)  $    (556,605)  $   1,101,913   $     979,158
   Net realized gains from security transactions            6,828,808       1,704,300       3,862,192       1,241,744
   Capital gain distributions from regulated
     investment companies                                   3,213,012       3,556,360       1,512,727       1,607,334
   Net change in unrealized appreciation/
     (depreciation) on investments                         14,826,015      11,233,452       3,805,605       5,632,860
                                                        -------------   -------------   -------------   -------------
Net increase in net assets from operations                 24,438,225      15,937,507      10,282,437       9,461,096
                                                        -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E)                            --              --      (1,085,845)     (1,111,490)
   From net realized gains on security transactions
     (Note 1E)                                                     --              --              --              --
                                                        -------------   -------------   -------------   -------------
Net decrease in net assets from distributions to
   shareholders                                                    --              --      (1,085,845)     (1,111,490)
                                                        -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                5,930,937      11,070,170       2,918,012       5,087,519
   Proceeds from redemption fees collected (Note 1B)               29              --              56              --
   Net asset value of shares issued in reinvestment of
     distributions to shareholders                                 --              --       1,045,536       1,066,079
   Payments for shares redeemed                           (10,029,342)    (13,697,406)     (3,907,332)     (5,831,703)
                                                        -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from capital
   share transactions                                      (4,098,376)     (2,627,236)         56,272         321,895
                                                        -------------   -------------   -------------   -------------

TOTAL INCREASE IN NET ASSETS                               20,339,849      13,310,271       9,252,864       8,671,501

NET ASSETS
   Beginning of year                                      123,887,909     110,577,638      85,799,070      77,127,569
                                                        -------------   -------------   -------------   -------------
   End of year                                          $ 144,227,758   $ 123,887,909   $  95,051,934   $  85,799,070
                                                        =============   =============   =============   =============


UNDISTRIBUTED NET INVESTMENT INCOME                     $          --    $         --   $     334,483   $     227,009
                                                        =============   =============   =============   =============

CAPITAL SHARE ACTIVITY
   Sold                                                       313,592         681,814         189,069         367,445
   Reinvested                                                      --              --          70,406          79,499
   Redeemed                                                  (527,053)       (846,878)       (253,201)       (422,404)
                                                        -------------   -------------   -------------   -------------
   Net increase (decrease) in shares outstanding             (213,461)       (165,064)          6,274          24,540
   Shares outstanding, beginning of year                    7,188,979       7,354,043       5,887,622       5,863,082
                                                        -------------   -------------   -------------   -------------
   Shares outstanding, end of year                          6,975,518       7,188,979       5,893,896       5,887,622
                                                        =============   =============   =============   =============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                        NEW CENTURY                          NEW CENTURY
                                                   OPPORTUNISTIC PORTFOLIO             INTERNATIONAL PORTFOLIO
                                                 -------------------------------------------------------------
                                                    YEAR              YEAR           YEAR             YEAR
                                                   ENDED             ENDED          ENDED            ENDED
                                                 OCTOBER 31,       OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                    2007              2006           2007             2006
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                   $     (64,268)  $     (98,253)  $     134,961   $    (403,469)
  Net realized gains from
     security transactions                             766,321         817,940       2,068,729       3,043,416
  Capital gain distributions from regulated
     investment companies                               38,924         159,314       2,227,454         875,977
  Net change in unrealized appreciation/
     (depreciation) on investments                   2,126,149        (391,329)     35,884,958      14,609,225
                                                 -------------   -------------   -------------   -------------
Net increase in net assets from operations           2,867,126         487,672      40,316,102      18,125,149
                                                 -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E)                      --              --        (383,067)             --
  From net realized gains on security
     transactions (Note 1E)                                 --              --      (4,023,814)       (684,174)
                                                 -------------   -------------   -------------   -------------
Net decrease in net assets from
  distributions to shareholders                             --              --      (4,406,881)       (684,174)
                                                 -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                          1,357,331       7,157,035      13,917,872      44,931,737
  Proceeds from redemption
     fees collected (Note 1B)                               --              --             201             575
  Net asset value of shares issued in
     reinvestment of distributions to
     shareholders                                           --              --       3,515,727         576,069
  Payments for shares redeemed                      (1,238,154)     (2,587,039)     (8,871,897)     (5,017,738)
                                                 -------------   -------------   -------------   -------------
Net increase in net assets from capital
  share transactions                                   119,177       4,569,996       8,561,903      40,490,643
                                                 -------------   -------------   -------------   -------------

TOTAL INCREASE IN NET ASSETS                         2,986,303       5,057,668      44,471,124      57,931,618

NET ASSETS
  Beginning of year                                 11,948,860       6,891,192     102,945,277      45,013,659
                                                 -------------   -------------   -------------   -------------
  End of year                                    $  14,935,163   $  11,948,860   $ 147,416,401   $ 102,945,277
                                                 =============   =============   =============   =============

UNDISTRIBUTED NET
  INVESTMENT INCOME                              $          --   $          --   $          --   $          --
                                                 =============   =============   =============   =============

CAPITAL SHARE ACTIVITY
  Sold                                                 125,648         755,146         822,999       3,448,917
  Reinvested                                                --              --         223,363          44,076
  Redeemed                                            (122,107)       (281,228)       (537,029)       (368,210)
                                                 -------------   -------------   -------------   -------------
  Net increase in shares outstanding                     3,541         473,918         509,333       3,124,783
  Shares outstanding, beginning of year              1,264,444         790,526       6,837,813       3,713,030
                                                 -------------   -------------   -------------   -------------
  Shares outstanding, end of year                    1,267,985       1,264,444       7,347,146       6,837,813
                                                 =============   =============   =============   =============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                            NEW CENTURY ALTERNATIVE
                                                                             STRATEGIES PORTFOLIO
                                                                        -----------------------------
                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                          OCTOBER 31,     OCTOBER 31,
                                                                             2007            2006
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $   1,200,031   $   1,260,904
   Net realized gains from security transactions                              744,343         973,092
   Capital gain distributions from regulated investment companies           3,137,271       2,145,864
   Net change in unrealized appreciation/(depreciation) on investments      7,720,895       5,623,409
                                                                        -------------   -------------
Net increase in net assets from operations                                 12,802,540      10,003,269
                                                                        -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income (Note 1E)                                    (2,420,775)     (2,149,410)
   From net realized gains on security transactions (Note 1E)              (2,247,380)       (455,936)
                                                                        -------------   -------------
Net decrease in net assets from distributions to shareholders              (4,668,155)     (2,605,346)
                                                                        -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               25,078,251      16,213,431
   Proceeds from redemption fees collected (Note 1B)                               29              --
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                         4,619,812       2,588,651
   Payments for shares redeemed                                            (7,526,721)     (4,949,196)
                                                                        -------------   -------------
Net increase in net assets from capital share transactions                 22,171,371      13,852,886
                                                                        -------------   -------------

TOTAL INCREASE IN NET ASSETS                                               30,305,756      21,250,809

NET ASSETS
   Beginning of year                                                       97,811,186      76,560,377
                                                                        -------------   -------------
   End of year                                                          $ 128,116,942   $  97,811,186
                                                                        =============   =============

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                              $     (45,582)  $     136,487
                                                                        =============   =============

CAPITAL SHARE ACTIVITY
   Sold                                                                     1,895,144       1,304,516
   Reinvested                                                                 362,623         217,168
   Redeemed                                                                  (568,214)       (398,656)
                                                                        -------------   -------------
   Net increase in shares outstanding                                       1,689,553       1,123,028
   Shares outstanding, beginning of year                                    7,507,530       6,384,502
                                                                        -------------   -------------
   Shares outstanding, end of year                                          9,197,083       7,507,530
                                                                        =============   =============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
=================================================================================================================
                                  SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------
                                                                  YEARS ENDED OCTOBER 31,
                                        -------------------------------------------------------------------------
                                            2007            2006            2005          2004           2003
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year    $     17.23      $     15.04    $     13.38    $     12.36    $     10.09
                                        -----------      -----------    -----------    -----------    -----------

  Income (loss) from investment
    operations:
     Net investment loss                      (0.06)           (0.08)         (0.09)         (0.12)         (0.06)
     Net realized and unrealized gains
       on investments                          3.51             2.27           1.75           1.14           2.33
                                        -----------      -----------    -----------    -----------    -----------
  Total from investment operations             3.45             2.19           1.66           1.02           2.27
                                        -----------      -----------    -----------    -----------    -----------

  Less distributions:
     Distributions from net
       investment income                         --               --             --             --             --
     Distributions from net realized
       gains                                     --               --             --             --             --
                                        -----------      -----------    -----------    -----------    -----------
  Total distributions                            --               --             --             --             --
                                        -----------      -----------    -----------    -----------    -----------

  Proceeds from redemption fees
     collected                                 0.00(a)            --             --             --             --
                                        -----------      -----------    -----------    -----------    -----------

  Net asset value, end of year          $     20.68      $     17.23    $     15.04    $     13.38    $     12.36
                                        ===========      ===========    ===========    ===========    ===========

TOTAL RETURN (b)                              20.02%           14.56%         12.41%          8.25%         22.50%
                                        ===========      ===========    ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's)       $   144,228      $   123,888    $   110,578    $   103,260    $    95,396
                                        ===========      ===========    ===========    ===========    ===========

  Ratio of expenses to average net
     assets (c)                                1.25%            1.27%          1.35%          1.41%          1.45%

  Ratio of net investment loss
     to average net assets (d)                (0.32%)          (0.47%)        (0.57%)        (0.91%)        (0.59%)

  Portfolio turnover                             21%              12%            13%            48%            71%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes any dividends or capital  gains  distributions,  if any,  are  reinvested  in shares of the
      Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================================================
                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------
                                                                YEARS ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------
                                            2007           2006          2005          2004            2003
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year    $    14.57      $    13.15    $    12.30    $    11.52       $     9.89
                                        ----------      ----------    ----------    ----------       ----------

  Income from investment operations:
     Net investment income                    0.19            0.17          0.15          0.11             0.16
     Net realized and unrealized gains
       on investments                         1.56            1.44          0.89          0.78             1.67
                                        ----------      ----------    ----------    ----------       ----------
  Total from investment operations            1.75            1.61          1.04          0.89             1.83
                                        ----------      ----------    ----------    ----------       ----------

  Less distributions:
     Distributions from net
       investment income                     (0.19)          (0.19)        (0.19)        (0.11)           (0.20)
     Distributions from net realized
       gains                                    --              --            --            --               --
                                        ----------      ----------    ----------    ----------       ----------
  Total distributions                        (0.19)          (0.19)        (0.19)        (0.11)           (0.20)
                                        ----------      ----------    ----------    ----------       ----------

  Proceeds from redemption fees
     collected                                0.00(a)           --            --            --               --
                                        ----------      ----------    ----------    ----------       ----------

  Net asset value, end of year          $    16.13      $    14.57    $    13.15    $    12.30       $    11.52
                                        ==========      ==========    ==========    ==========       ==========

TOTAL RETURN (b)                             12.09%          12.37%         8.51%         7.75%           18.84%
                                        ==========      ==========    ==========    ==========       ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's)       $   95,052      $   85,799    $   77,128    $   74,327       $   70,441
                                        ==========      ==========    ==========    ==========       ==========

  Ratio of expenses to average net
     assets (e)                               1.35%           1.38%         1.38%         1.42%(d)         1.45%(c)

  Ratio of net investment income
     to average net assets (f)                1.21%           1.20%         1.12%         0.88%(d)         1.56%(c)

  Portfolio turnover                            28%             22%           21%           44%              80%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes any dividends or capital  gains  distributions,  if any,  are  reinvested  in shares of the
      Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(d) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(e) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(f) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO*
FINANCIAL HIGHLIGHTS
============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------
                                                                  YEARS ENDED OCTOBER 31,
                                             ---------------------------------------------------------------
                                                2007         2006          2005         2004         2003
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year         $     9.45   $     8.72    $     7.30   $     6.95   $     5.47
                                             ----------   ----------    ----------   ----------   ----------

  Income (loss) from investment
    operations:
     Net investment loss                          (0.05)       (0.08)        (0.06)       (0.07)       (0.06)
     Net realized and unrealized gains
       on investments                              2.38         0.81          1.48         0.42         1.54
                                             ----------   ----------    ----------   ----------   ----------
  Total from investment operations                 2.33         0.73          1.42         0.35         1.48
                                             ----------   ----------    ----------   ----------   ----------

  Less distributions:
     Distributions from net
       investment income                             --           --            --           --           --
     Distributions from net realized
       gains                                         --           --            --           --           --
                                             ----------   ----------    ----------   ----------   ----------
  Total distributions                                --           --            --           --           --
                                             ----------   ----------    ----------   ----------   ----------

  Proceeds from redemption fees
    collected                                        --           --            --           --           --
                                             ----------   ----------    ----------   ----------   ----------

  Net asset value, end of year               $    11.78   $     9.45    $     8.72   $     7.30   $     6.95
                                             ==========   ==========    ==========   ==========   ==========

TOTAL RETURN (a)                                  24.66%        8.37%        19.45%        5.04%       27.06%
                                             ==========   ==========    ==========   ==========   ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's)            $   14,935   $   11,949    $    6,891   $    5,512   $    4,866
                                             ==========   ==========    ==========   ==========   ==========

  Ratios of expenses to average net assets:
     Before expense reimbursement
       and waived fees (b)                         1.88%        2.00%         2.56%        2.71%        3.20%
     After expense reimbursement
       and waived fees (b)                         1.50%        1.50%         1.50%        1.50%        1.50%

  Ratios of net investment loss
     to average net assets:
     Before expense reimbursement
       and waived fees (c)                       (0.88%)       (1.39%)       (1.80%)      (2.27%)      (2.73%)
     After expense reimbursement
       and waived fees (c)                       (0.50%)       (0.89%)       (0.74%)      (1.06%)      (1.03%)

     Portfolio turnover                              47%          49%           19%          68%          78%

* Until March 1, 2006, the New Century Opportunistic Portfolio was known as the "New Century Aggressive Portfolio."

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes any dividends or capital  gains  distributions,  if any,  are  reinvested  in shares of the
      Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognition of net investment loss by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,
                                        ------------------------------------------------------------------------------
                                            2007            2006              2005             2004           2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year    $     15.06      $     12.12       $     10.07      $      8.68    $      6.52
                                        -----------      -----------       -----------      -----------    -----------

  Income (loss) from investment
    operations:
     Net investment income (loss)              0.03            (0.06)            (0.06)           (0.05)         (0.03)
     Net realized and unrealized gains
        on investments                         5.61             3.12              2.42             1.44           2.19
                                        -----------      -----------       -----------      -----------    -----------
  Total from investment operations             5.64             3.06              2.36             1.39           2.16
                                        -----------      -----------       -----------      -----------    -----------

  Less distributions:
     Distributions from net
       investment income                      (0.06)              --                --               --             --
     Distributions from net realized
       gains                                  (0.58)           (0.12)            (0.31)              --             --
                                        -----------      -----------       -----------      -----------    -----------
  Total distributions                         (0.64)           (0.12)            (0.31)              --             --
                                        -----------      -----------       -----------      -----------    -----------

  Proceeds from redemption fees
     collected                                 0.00(a)          0.00(a)           0.00(a)            --             --
                                        -----------      -----------       -----------      -----------    -----------

  Net asset value, end of year          $     20.06      $     15.06       $     12.12      $     10.07    $      8.68
                                        ===========      ===========       ===========      ===========    ===========

TOTAL RETURN (b)                              38.62%           25.35%            23.70%           16.01%         33.13%
                                        ===========      ===========       ===========      ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's)       $   147,416      $   102,945       $    45,014      $    24,449    $    15,288
                                        ===========      ===========       ===========      ===========    ===========

  Ratios of expenses to average net assets:
     Before expense reimbursement
       and waived fees (c)                     1.35%            1.50%             1.55%            1.74%          2.11%
     After expense reimbursement
       and waived fees (c)                     1.35%(e)         1.50%(e)          1.50%            1.50%          1.50%

  Ratios of net investment income
     (loss) to average net assets:
     Before expense reimbursement
       and waived fees (d)                     0.11%           (0.46%)           (0.72%)          (0.88%)        (1.16%)
     After expense reimbursement
       and waived fees (d)                     0.11%(e)        (0.46%)(e)        (0.67%)          (0.64%)        (0.55%)

  Portfolio turnover                             10%              22%                3%              45%            56%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes any dividends or capital  gains  distributions,  if any,  are  reinvested  in shares of the
      Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratios of expenses to average net assets would have been 1.32% and 1.41% and the ratios of net investment income (loss) to average net assets would have been 0.14% and (0.37%) for the years ended October 31, 2007 and 2006, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------
                                                   2007              2006          2005             2004           2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year            $     13.03      $     11.99    $     11.46      $     10.67    $      9.12
                                                -----------      -----------    -----------      -----------    -----------

  Income from investment operations:
     Net investment income                             0.18             0.21           0.15             0.14           0.11
     Net realized and unrealized gains
        on investments                                 1.34             1.23           0.87             0.83           1.54
                                                -----------      -----------    -----------      -----------    -----------
  Total from investment operations                     1.52             1.44           1.02             0.97           1.65
                                                -----------      -----------    -----------      -----------    -----------

  Less distributions:
     Distributions from net
       investment income                              (0.32)           (0.33)         (0.24)           (0.18)         (0.10)
     Distributions from net realized gains            (0.30)           (0.07)         (0.25)              --             --
                                                -----------      -----------    -----------      -----------    -----------
  Total distributions                                 (0.62)           (0.40)         (0.49)           (0.18)         (0.10)
                                                -----------      -----------    -----------      -----------    -----------

  Proceeds from redemption fees collected              0.00(a)            --           0.00(a)            --             --
                                                -----------      -----------    -----------      -----------    -----------

  Net asset value, end of year                  $     13.93      $     13.03    $     11.99      $     11.46    $     10.67
                                                ===========      ===========    ===========      ===========    ===========

TOTAL RETURN (b)                                      12.09%           12.32%          9.12%            9.12%         18.20%
                                                ===========      ===========    ===========      ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's)               $   128,117      $    97,811    $    76,560      $    51,635    $    33,734
                                                ===========      ===========    ===========      ===========    ===========

  Ratios of expenses to average net assets (d)         1.06%            1.08%          1.06%            1.12%          1.40%(c)

  Ratios of net investment income
     to average net assets (e)                         1.07%            1.43%          1.06%            1.04%          1.06%(c)

  Portfolio turnover                                      8%              12%            11%              11%            21%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the years covered, which assumes any dividends or capital  gains  distributions,  if any,  are  reinvested  in shares of the
      Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.34% and the ratio of net investment income to average net assets would have been 1.12% for the year ended October 31, 2003 (Note 2).

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. See accompanying notes to financial statements.

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 99.0%                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------------------
GROWTH FUNDS -- 37.0%
   Alger Capital Appreciation Institutional - Class I (a) .............        132,837   $  2,958,289
   American Funds AMCAP - Class A .....................................        139,927      3,139,966
   American Funds Growth Fund of America - Class A ....................        274,721     10,543,775
   Calamos Growth - Class A (a) .......................................         55,868      3,926,961
   Columbia Acorn Select - Class A (a) ................................        121,636      3,714,779
   Fidelity Capital Appreciation ......................................        211,615      6,799,183
   Goldman Sachs Growth Opportunities - Class A (a) ...................        235,888      6,326,507
   iShares Russell 1000 Growth Index (b) ..............................            235         14,969
   Janus Orion ........................................................        116,276      1,577,868
   John Hancock Large Cap Equity - Class I  (a) .......................         51,718      1,536,018
   Kinetics Paradigm - Institutional Class ............................         50,986      1,710,571
   Marsico 21st Century ...............................................        579,744     11,084,703
                                                                                         ------------
                                                                                           53,333,589
                                                                                         ------------
GROWTH AND INCOME FUNDS -- 30.7%
   Amana Income .......................................................        141,132      4,575,501
   Fidelity Select Utilities Growth ...................................         68,259      4,505,801
   iShares Dow Jones Select Dividend Index (b) ........................         65,100      4,523,148
   iShares Dow Jones U.S. Energy Sector Index (b) .....................         49,400      6,551,922
   iShares Russell 1000 Value Index (b) ...............................         28,800      2,475,360
   iShares S&P 500 Index (b) ..........................................         17,350      2,691,332
   iShares S&P GSSI Natural Resources Index (b) .......................         10,600      1,421,460
   iShares S&P MidCap 400 Value Index (b) .............................         73,000      6,183,830
   Powershares Dynamic Market (b) .....................................        116,200      6,172,544
   Schwab Fundamental U.S. Large Company
      Index - Institutional Class (a) .................................         46,339        498,146
   Vanguard 500 Index - Investor Shares ...............................         33,007      4,714,317
                                                                                         ------------
                                                                                           44,313,361
                                                                                         ------------
FOREIGN STOCK FUNDS -- 20.5%
   Dodge & Cox International Stock ....................................        122,108      6,220,164
   First Eagle Global - Class A .......................................         52,592      2,686,930
   iShares MSCI EAFE Index (b) ........................................         82,200      7,090,572
   iShares MSCI Emerging Markets Index (b) ............................         41,400      6,914,214
   Janus Overseas .....................................................         62,617      3,946,138
   Oppenheimer International Small Company - Class A ..................         28,417      1,074,453
   Phoenix Foreign Opportunity - Class I ..............................         36,697      1,120,367
   Schwab Fundamental International Large Company
       Index - Institutional Class (a) ................................         47,126        537,229
                                                                                         ------------
                                                                                           29,590,067
                                                                                         ------------
SMALL COMPANY FUNDS -- 10.8%
   Buffalo Small Cap (a) ..............................................         50,619      1,497,823
   iShares S&P SmallCap 600 Growth Index (b) ..........................         21,700      3,171,672
   iShares S&P SmallCap 600 Value Index (b) ...........................         22,100      1,683,578
   Royce Opportunity - Investor Class (a) .............................        287,206      4,038,111
   William Blair Small Cap Growth - Class I (a) .......................        183,369      5,224,181
                                                                                         ------------
                                                                                           15,615,365
                                                                                         ------------

TOTAL INVESTMENT COMPANIES (Cost $94,555,073) .........................                  $142,852,382
                                                                                         ------------

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
=====================================================================================================
MONEY MARKET SECURITIES -- 1.1%                                                SHARES        VALUE
-----------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 4.931%(c)
      (Cost $1,514,479) ...............................................      1,514,479   $  1,514,479
                                                                                         ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $96,069,552) ...............                  $144,366,861

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......................                      (139,103)
                                                                                         ------------

NET ASSETS -- 100.0% ..................................................                  $144,227,758
                                                                                         ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at October 31, 2007.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 97.6%                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 29.8%
   Dodge & Cox Stock ..................................................         33,657   $  5,355,106
   Fidelity Select Utilities Growth ...................................         52,978      3,497,108
   iShares Dow Jones Select Dividend Index (b) ........................         22,600      1,570,248
   iShares Dow Jones U.S. Energy Sector Index (b) .....................         29,800      3,952,374
   iShares Russell 1000 Value Index (b) ...............................         20,300      1,744,785
   iShares S&P 500 Index (b) ..........................................         33,400      5,181,008
   iShares S&P GSSI Natural Resources Index (b) .......................         10,600      1,421,460
   iShares S&P MidCap 400 Value Index (b) .............................          9,000        762,390
   Powershares Dynamic Market (b) .....................................         81,000      4,302,720
   Schwab Fundamental U.S. Large Company
      Index - Institutional Class (a) .................................         46,339        498,147
                                                                                         ------------
                                                                                           28,285,346
                                                                                         ------------
FOREIGN STOCK FUNDS -- 16.2%
   Dodge & Cox International Stock ....................................         46,631      2,375,390
   First Eagle Global - Class A .......................................         94,872      4,847,003
   iShares MSCI EAFE Index (b) ........................................         66,800      5,762,168
   Phoenix Foreign Opportunity - Class I ..............................         55,046      1,680,550
   Schwab Fundamental International Large Company
       Index - Institutional Class (a) ................................         65,291        744,314
                                                                                         ------------
                                                                                           15,409,425
                                                                                         ------------
GROWTH FUNDS -- 13.1%
   American Funds AMCAP - Class A .....................................        153,493      3,444,395
   Columbia Acorn Select - Class A (a) ................................         31,321        956,546
   Fidelity Capital Appreciation ......................................         30,211        970,675
   iShares Russell 1000 Growth Index (b) ..............................         19,600      1,248,520
   Marsico 21st Century ...............................................         66,343      1,268,471
   S&P MidCap 400 Depositary Receipts (b) .............................         17,580      2,899,645
   Wells Fargo Advantage Endeavor Select - Class A (a) ................        136,098      1,630,453
                                                                                         ------------
                                                                                           12,418,705
                                                                                         ------------
CORPORATE BOND FUNDS -- 8.2%
   Loomis Sayles Bond - Institutional Class ...........................        521,686      7,804,421
                                                                                         ------------

GOVERNMENT BOND FUNDS -- 7.9%
   American Century Target Maturities Trust Series 2015 - Investor
       Class ..........................................................         90,573      7,494,945
                                                                                         ------------

CONVERTIBLE SECURITY FUNDS -- 6.1%
   Davis Appreciation & Income ........................................        114,008      3,608,361
   Franklin Convertible Securities - Class A ..........................        128,793      2,207,515
                                                                                         ------------
                                                                                            5,815,876
                                                                                         ------------
SMALL COMPANY FUNDS -- 5.0%
   iShares S&P SmallCap 600 Growth Index (b) ..........................         15,400      2,250,864
   iShares S&P SmallCap 600 Value Index (b) ...........................         15,800      1,203,644
   Royce Opportunity - Investor Class (a) .............................         93,558      1,315,429
                                                                                         ------------
                                                                                            4,769,937
                                                                                         ------------

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 97.6% (CONTINUED)                                      SHARES        VALUE
-----------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 4.4%
   Loomis Sayles Global Bond - Institutional Class ....................         77,236   $  1,238,091
   Templeton Global Bond - Class A ....................................        246,621      2,927,397
                                                                                         ------------
                                                                                            4,165,488
                                                                                         ------------
HIGH QUALITY BOND FUNDS -- 3.8%
   Calvert Social Investment - Class I ................................         63,529      1,017,741
   Dodge & Cox Income .................................................        205,225      2,583,783
                                                                                         ------------
                                                                                            3,601,524
                                                                                         ------------
HIGH YIELD BOND FUNDS -- 3.1%
   Loomis Sayles Institutional High Income ............................        346,928      2,952,358
                                                                                         ------------

TOTAL INVESTMENT COMPANIES (Cost $72,423,541) .........................                  $ 92,718,025
                                                                                         ------------

=====================================================================================================
MONEY MARKET SECURITIES -- 2.5% .......................................        SHARES        VALUE
-----------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 4.931%(c)
      (Cost $2,414,485) ...............................................      2,414,485   $  2,414,485
                                                                                         ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $74,838,026) ...............                  $ 95,132,510

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......................                       (80,576)
                                                                                         ------------

NET ASSETS -- 100.0% ..................................................                  $ 95,051,934
                                                                                         ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at October 31, 2007.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 98.1%                                                 SHARES         VALUE
-----------------------------------------------------------------------------------------------------
SECTOR FUNDS -- 45.5%
   Alpine International Real Estate Equity - Class Y ..................          9,215   $    438,442
   iShares Dow Jones U.S. Energy Sector Index (b) .....................         10,500      1,392,615
   iShares MSCI Emerging Markets Index (b) ............................          7,200      1,202,472
   iShares S&P GSSI Natural Resources Index (b) .......................          8,300      1,113,030
   iShares S&P GSTI Networking Index (b) ..............................         23,900        905,810
   ProFunds Oil & Gas UltraSector - Investor Class ....................          8,040        476,029
   Technology Select Sector SPDR (b) ..................................         30,800        877,492
   T. Rowe Price Emerging Europe & Mediterranean ......................         10,121        396,557
                                                                                         ------------
                                                                                            6,802,447
                                                                                         ------------
LARGE-CAP FUNDS -- 30.6%
   Alger Capital Appreciation - Class I  (a) ..........................         13,655        304,096
   Amana Growth (a) ...................................................         47,194      1,151,076
   iShares Russell 1000 Growth Index  (b) .............................         18,600      1,184,820
   iShares S&P 500 Growth Index (b) ...................................          4,800        348,000
   Marsico 21st Century ...............................................         82,803      1,583,189
                                                                                         ------------
                                                                                            4,571,181
                                                                                         ------------
MID-CAP FUNDS -- 17.6%
   Janus Orion ........................................................         62,677        850,527
   Leuthold Select Industries .........................................         47,135      1,061,013
   S&P MidCap 400 Depositary Receipts (b) .............................          4,302        709,572
                                                                                         ------------
                                                                                            2,621,112
                                                                                         ------------
SMALL-CAP FUNDS -- 4.4%
   iShares S&P SmallCap 600 Growth Index (b) ..........................          4,500        657,720
                                                                                         ------------

TOTAL INVESTMENT COMPANIES (Cost $11,455,077) .........................                  $ 14,652,460
                                                                                         ------------

=====================================================================================================
MONEY MARKET SECURITIES -- 2.0%                                                SHARES        VALUE
-----------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 4.931%(c)
      (Cost $297,165) .................................................        297,165   $    297,165
                                                                                         ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $11,752,242) ...............                  $ 14,949,625

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......................                       (14,462)
                                                                                         ------------

NET ASSETS -- 100.0% ..................................................                  $ 14,935,163
                                                                                         ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at October 31, 2007.

                                                                              25
See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 97.7%                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------------------
EUROPE FUNDS -- 28.2%
   AIM European Growth - Class A ......................................        122,263   $  6,017,792
   iShares MSCI Austria Index (b) .....................................        166,200      6,774,312
   iShares MSCI Belgium Index (b) .....................................        110,600      3,060,302
   iShares MSCI EMU Index (b) .........................................         25,800      3,275,310
   iShares MSCI France Index (b) ......................................         10,000        399,500
   iShares MSCI Germany Index (b) .....................................        143,200      5,199,592
   iShares MSCI Spain Index (b) .......................................         44,700      3,025,743
   iShares MSCI Sweden Index (b) ......................................         76,000      2,738,280
   iShares MSCI Switzerland Index (b) .................................         47,500      1,308,150
   iShares MSCI United Kingdom Index (b) ..............................        129,746      3,540,768
   Ivy European Opportunities - Class A ...............................        134,158      6,183,339
                                                                                         ------------
                                                                                           41,523,088
                                                                                         ------------
DIVERSIFIED FUNDS -- 26.4%
   AllianceBernstein International Growth - Class A ...................        101,077      2,370,265
   Alpine International Real Estate Equity - Class Y ..................         35,581      1,692,949
   Dodge & Cox International Stock ....................................         73,630      3,750,703
   iShares MSCI EAFE Index (b) ........................................         67,800      5,848,428
   iShares S&P Global Energy Sector Index (b) .........................         30,800      4,448,752
   Janus Overseas .....................................................        139,582      8,796,459
   Oakmark International - Class I ....................................        118,295      3,195,150
   Oppenheimer International Small Company - Class A ..................        176,211      6,662,534
   Schwab Fundamental International Large
      Company Index - Institutional Class (a) .........................        190,392      2,170,467
                                                                                         ------------
                                                                                           38,935,707
                                                                                         ------------
ASIA/PACIFIC FUNDS -- 22.8%
   Eaton Vance Greater India - Class A ................................        156,734      5,991,938
   Fidelity Japan .....................................................        248,245      4,465,931
   iShares FTSE/Xinhua China 25 Index (b) .............................         37,100      8,121,561
   iShares MSCI Australia Index (b) ...................................        168,100      5,834,751
   iShares MSCI Japan Index (b) .......................................        143,800      2,067,844
   iShares MSCI Pacific Ex-Japan Index (b) ............................         21,600      3,925,584
   Matthews Pacific Tiger .............................................         91,120      3,123,576
                                                                                         ------------
                                                                                           33,531,185
                                                                                         ------------
AMERICAS FUNDS -- 13.9%
   Fidelity Canada ....................................................         89,164      6,263,798
   iShares MSCI Canada Index (b) ......................................        151,000      5,440,530
   iShares MSCI Mexico Index (b) ......................................         46,800      2,897,388
   iShares S&P Latin American 40 Index (b) ............................         22,200      5,939,166
                                                                                         ------------
                                                                                           20,540,882
                                                                                         ------------

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 97.7% (CONTINUED)                                      SHARES        VALUE
-----------------------------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 6.4%
   iShares MSCI Emerging Markets Index (b) ............................         29,000   $  4,843,290
   Oppenheimer Developing Markets - Class A ...........................         31,591      1,853,441
   T. Rowe Price Emerging Europe & Mediterranean ......................         71,620      2,806,054
                                                                                         ------------
                                                                                            9,502,785
                                                                                         ------------

TOTAL INVESTMENT COMPANIES (Cost $82,923,324) .........................                  $144,033,647
                                                                                         ------------

=====================================================================================================
MONEY MARKET SECURITIES -- 2.4% .......................................        SHARES        VALUE
-----------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 4.931%(c)
      (Cost $3,528,385) ...............................................      3,528,385   $  3,528,385
                                                                                         ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $86,451,709) ...............                  $147,562,032

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......................                      (145,631)
                                                                                         ------------

NET ASSETS -- 100.0% ..................................................                  $147,416,401
                                                                                         ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at October 31, 2007.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 95.6%                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 19.8%
   CGM Focus ..........................................................         47,298   $  2,913,114
   Diamond Hill Long-Short - Class I ..................................        199,352      3,867,421
   Hussman Strategic Growth ...........................................        323,801      5,229,385
   Nationwide U.S. Growth Leaders Long-Short - Class A ................         48,401        575,493
   Prudent Bear .......................................................        174,837      1,050,772
   Schwab Hedged Equity Select ........................................        287,437      4,711,096
   Templeton Global Long-Short - Class A ..............................        184,578      2,672,682
   TFS Market Neutral (a) .............................................         79,706      1,159,728
   Weitz Funds (The) - Partners III Opportunity .......................        307,218      3,145,910
                                                                                         ------------
                                                                                           25,325,601
                                                                                         ------------
MERGER ARBITRAGE FUNDS -- 14.7%
   Arbitrage - Class R (a) ............................................        189,276      2,526,828
   Enterprise Mergers and Acquisitions - Class A ......................        395,800      5,212,684
   Gabelli ABC ........................................................        460,026      4,949,878
   Merger .............................................................        364,382      6,103,401
                                                                                         ------------
                                                                                           18,792,791
                                                                                         ------------
GLOBAL MACRO FUNDS -- 14.2%
   Advantage Global Alpha - Class A ...................................        176,909      2,519,189
   Calamos Global Growth and Income - Class A (a) .....................        104,914      1,346,045
   First Eagle Global - Class A .......................................        168,220      8,594,343
   Franklin Mutual Discovery - Class Z ................................        123,259      4,288,184
   Oppenheimer International Bond - Class A ...........................        215,098      1,413,192
                                                                                         ------------
                                                                                           18,160,953
                                                                                         ------------
NATURAL RESOURCES FUNDS -- 10.0%
   Blackrock Real Asset Equity (c) ....................................         85,000      1,495,150
   DWS Global Commodities Stock  (c) ..................................         30,303        626,060
   Permanent Portfolio ................................................         19,842        726,006
   PIMCO Commodity Real Return Strategy - Class A .....................        243,395      3,843,207
   PowerShares Global Water Portfolio  (b) ............................         65,000      1,448,850
   RS Global Natural Resources - Class A ..............................         57,644      2,375,497
   T. Rowe Price New Era ..............................................          8,824        567,138
   Vanguard Precious Metals & Minerals ................................         43,842      1,738,773
                                                                                         ------------
                                                                                           12,820,681
                                                                                         ------------
ASSET ALLOCATION FUNDS -- 9.9%
   Berwyn Income ......................................................        132,405      1,670,946
   FPA Crescent .......................................................        112,356      3,078,561
   Greenspring ........................................................         71,634      1,798,738
   Leuthold Asset Allocation ..........................................        106,340      1,244,178
   Leuthold Core Investment ...........................................        151,557      3,284,250
   Oakmark Equity and Income - Class I ................................         53,833      1,582,146
                                                                                         ------------
                                                                                           12,658,819
                                                                                         ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.9%
   Fairholme ..........................................................        118,647      4,131,281
   Franklin Mutual Beacon - Class Z ...................................        116,786      2,097,484
   Third Avenue Value .................................................         39,218      2,668,402
                                                                                         ------------
                                                                                            8,897,167
                                                                                         ------------

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
=====================================================================================================
INVESTMENT COMPANIES -- 95.6% (CONTINUED)                                      SHARES        VALUE
-----------------------------------------------------------------------------------------------------
OPTION HEDGED FUNDS -- 6.4%
   Gateway ............................................................        196,660   $  5,726,748
   Nuveen Equity Premium Income (c) ...................................         25,000        421,250
   Old Mutual Analytic Defensive Equity - Class Z .....................        143,526      2,068,216
                                                                                         ------------
                                                                                            8,216,214
                                                                                         ------------
REAL ESTATE FUNDS -- 6.1%
   Cohen & Steers International Realty - Class I ......................        138,550      2,736,355
   DJ Wilshire International Real Estate SPDR (b) .....................         10,000        656,400
   JPMorgan U.S. Real Estate - Class A ................................         31,434        675,201
   Third Avenue Real Estate Value .....................................        104,939      3,722,194
                                                                                         ------------
                                                                                            7,790,150
                                                                                         ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.9%
   Calamos Market Neutral - A Shares ..................................        475,538      6,329,415
                                                                                         ------------
HIGH YIELD FUNDS -- 2.7%
   Fidelity Capital & Income ..........................................        153,231      1,379,082
   Principal High Yield - Class A .....................................        147,994      1,294,947
   Western Asset Emerging Markets Debt (c) ............................         40,000        724,800
                                                                                         ------------
                                                                                            3,398,829
                                                                                         ------------

TOTAL INVESTMENT COMPANIES (Cost $100,581,320) ........................                  $122,390,620
                                                                                         ------------

=====================================================================================================
STRUCTURED NOTES -- 2.4% ..............................................        UNITS         VALUE
-----------------------------------------------------------------------------------------------------
   Merrill Lynch & Co., Inc., Medium-Term Note,
      Series C, due 06/10/2008 ........................................       100,000(d) $  1,116,000
   Morgan Stanley & Co., Inc., Bear Market Plus Note, due 04/20/2008 ..       100,000(d)      924,000
   Morgan Stanley & Co., Inc., Bear Market Plus Note, due 07/20/2008 ..        50,000(d)      489,000
   Morgan Stanley & Co., Inc., Bear Market Plus Note, due 11/20/2008 ..        60,000(d)      585,000
                                                                                         ------------

TOTAL STRUCTURED NOTES (Cost $3,097,500) ..............................                  $  3,114,000
                                                                                         ------------

=====================================================================================================
MONEY MARKET SECURITIES -- 2.1% .......................................        SHARES        VALUE
-----------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 4.931%(e)
      (Cost $2,737,632) ...............................................      2,737,632   $  2,737,632
                                                                                         ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $106,416,452) ..............                  $128,242,252

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......................                      (125,310)
                                                                                         ------------

NET ASSETS -- 100.0% ..................................................                  $128,116,942
                                                                                         ============

(a)   Non-income producing security.
(b)   Exchange-traded fund.
(c)   Closed-end fund.
(d)   $10.00 face value per unit.
(e) Variable rate security. The coupon rate shown is the effective interest rate at October 31, 2007.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
================================================================================

(1) SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio (formerly New Century Aggressive Portfolio), New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment advisor to each Portfolio. Weston Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio will maintain at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION

Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

B. SHARE VALUATION

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. No redemption fee will be imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the years ended October 31, 2007 and 2006, proceeds from redemption fees totaled $29 and $0, respectively for New Century Capital Portfolio, $56 and $0, respectively for New Century Balanced Portfolio, $201 and $575, respectively for New Century International Portfolio and $29 and $0, respectively, for New Century Alternative Strategies Portfolio. No redemption fees were collected for New Century Opportunistic Portfolio. Any redemption fees are credited to paid-in capital of the applicable Portfolio.

C. INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D. INCOME RECOGNITION

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

E. DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the years ended October 31, 2007 and 2006 was as follows:

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
=====================================================================================
                                                ORDINARY    LONG-TERM        TOTAL
               YEAR ENDED                        INCOME   CAPITAL GAINS DISTRIBUTIONS
-------------------------------------------------------------------------------------
NEW CENTURY BALANCED PORTFOLIO
     October 31, 2007 ......................   $1,085,845   $       --   $1,085,845
     October 31, 2006 ......................   $1,111,490   $       --   $1,111,490
NEW CENTURY INTERNATIONAL PORTFOLIO
     October 31, 2007 ......................   $  383,067   $4,023,814   $4,406,881
     October 31, 2006 ......................   $       --   $  684,174   $  684,174
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
     October 31, 2007 ......................   $2,646,336   $2,021,819   $4,668,155
     October 31, 2006 ......................   $2,149,410   $  455,936   $2,605,346
-------------------------------------------------------------------------------------

The differences between the book and tax basis of distributions for the years ended October 31, 2007 and 2006 are permanent in nature and are primarily due to differing treatments of net short-term gains. There were no distributions for New Century Capital and New Century Opportunistic for the years ended October 31, 2007 and 2006.

F. COST OF OPERATIONS

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G. USE OF ESTIMATES

In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEES

Each Portfolio has a separate Investment Advisory Agreement with the Advisor. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of ..75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio's proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until October 31, 2008. Accordingly, for the year ended October 31, 2007, the Advisor waived $48,660 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the year ended October 31, 2007, the Advisor received $35,096 in recouped fees from New Century International Portfolio. During the year ended October 31, 2007, the Advisor did not recoup any fees waived or other operating expenses absorbed from New Century Opportunistic Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for New Century Capital Portfolio.

As of October 31, 2007, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:

--------------------------------------------------------------------------------
New Century Opportunistic Portfolio .................................  $ 166,870
New Century International Portfolio .................................  $  18,797
--------------------------------------------------------------------------------

As of October 31, 2007, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                         OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                            2008          2009          2010
--------------------------------------------------------------------------------
New Century Opportunistic Portfolio ..   $    62,153   $    56,057   $    48,660
New Century International Portfolio ..   $    18,797   $        --   $        --
--------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

The Portfolios pay each Trustee who is not affiliated with the Advisor a $10,000 annual retainer, paid quarterly, and a per meeting fee of $1,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $1,000 special meeting fee if held independent of a Regularly Scheduled Board Meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the year ended  October 31,  2007,  the  Distributor  received  $209,248,
$159,091,  $28,046,  $242,158 and $155,766 from New Century  Capital,  Balanced,
Opportunistic, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

Also during this time, the Distributor received sales commissions and other compensation of $125,135, $65,976, $3,703, $61,344 and $121,371 in connection with the purchase of investment company shares by New Century Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

(4) INVESTMENT TRANSACTIONS

For the year ended October 31, 2007, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NEW
                                                      NEW            NEW            NEW            NEW           CENTURY
                                                    CENTURY        CENTURY        CENTURY        CENTURY       ALTERNATIVE
                                                    CAPITAL        BALANCED     OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Purchase of investment securities .............   $ 28,146,017   $ 26,743,308   $  6,078,081   $ 16,525,657   $ 28,921,993
Proceeds from sales of investment securities ..   $ 29,798,198   $ 24,198,929   $  5,986,741   $ 11,852,689   $  9,006,750
----------------------------------------------------------------------------------------------------------------------------

(5) TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the year ended October 31, 2007, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

----------------------------------------------------------------------------------------------
                                                                 DECREASE IN
                                                  INCREASE IN    ACCUMULATED
                                                ACCUMULATED NET  NET REALIZED     DECREASE IN
                                                  INVESTMENT     GAINS(LOSSES)      PAID-IN
                                                 INCOME (LOSS)  ON INVESTMENTS      CAPITAL
----------------------------------------------------------------------------------------------
New Century Capital Portfolio .................   $    429,610   $   (126,564)   $   (303,046)
New Century Balanced Portfolio ................         91,406        (91,406)             --
New Century Opportunistic Portfolio ...........         64,268         (4,568)        (59,700)
New Century International Portfolio ...........        248,106       (248,106)             --
New Century Alternative Strategies Portfolio ..      1,038,675     (1,038,675)             --
----------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

These reclassifications did not change the net assets of the Portfolios.

The tax character of distributable earnings at October 31, 2007 was as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                                    NEW
                                       NEW             NEW            NEW           NEW           CENTURY
                                     CENTURY         CENTURY        CENTURY       CENTURY       ALTERNATIVE
                                     CAPITAL        BALANCED     OPPORTUNISTIC  INTERNATIONAL    STRATEGIES
                                    PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Undistributed ordinary income ..   $         --   $    334,483   $         --   $         --   $     16,198
Unrealized appreciation ........     48,297,309     20,190,454      3,180,945     61,110,323     21,753,487
Undistributed long-term gains ..      5,981,681      4,962,671        464,131      3,446,047      2,849,409
                                   ------------   ------------   ------------   ------------   ------------
Total distributable earnings ...   $ 54,278,990   $ 25,487,608   $  3,645,076   $ 64,556,370   $ 24,619,094
                                   ============   ============   ============   ============   ============
-----------------------------------------------------------------------------------------------------------

During the year ended October 31, 2007, the following amounts of capital loss carryforwards were utilized to offset current year realized gains:

--------------------------------------------------------------------------------
New Century Capital .............................................   $  3,929,333
New Century Balanced ............................................   $    317,777
New Century Opportunistic .......................................   $    329,546
--------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of October 31, 2007:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                            NEW              NEW              NEW             NEW            CENTURY
                                          CENTURY          CENTURY          CENTURY         CENTURY        ALTERNATIVE
                                          CAPITAL         BALANCED       OPPORTUNISTIC   INTERNATIONAL     STRATEGIES
                                         PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments ..   $  96,069,552    $  74,942,056    $  11,768,680   $  86,451,709    $ 106,488,765
                                       =============    =============    =============   =============    =============
Gross unrealized appreciation ......   $  48,299,310    $  20,219,480    $   3,180,945   $  61,115,631    $  22,202,652
Gross unrealized depreciation ......          (2,001)         (29,026)              --          (5,308)        (449,165)
                                       -------------    -------------    -------------   -------------    -------------
Net unrealized appreciation ........   $  48,297,309    $  20,190,454    $   3,180,945   $  61,110,323    $  21,753,487
                                       =============    =============    =============   =============    =============
-----------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced, Opportunistic and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. For New Century Alternative Strategies Portfolio, the difference between tax basis undistributed ordinary income and undistributed net investment income is due to the requirement to accrue income on structured notes for tax purposes.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2007
================================================================================

(6) CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7) NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio NAV calculations as late as the Portfolio's last such calculation in the first required financial statement period. As a result, the Portfolios will incorporate FIN 48 in their Semi-Annual Report on April 30, 2008. Management is in the process of determining the impact of the adoption of FIN 48.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, each Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

NEW CENTURY PORTFOLIOS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of New Century Portfolios

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, each a series of shares of beneficial interest of New Century Portfolios, as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for the each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ Briggs, Bunting & Dougherty, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
December 21, 2007

NEW CENTURY PORTFOLIOS
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and officer of New Century:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN    OTHER
NAME,                                        POSITION(S)                                    FUND COMPLEX     DIRECTORSHIPS
ADDRESS                      LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)        OVERSEEN         HELD BY
AND AGE                      TIME SERVED     NEW CENTURY     DURING PAST 5 YEARS            BY TRUSTEE       TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar            Since 1988     Chairman/       Managing Director,                   5          None
40 William Street,                           Trustee         Weston Financial Group, Inc.;
Suite 100                                                    Vice President of Weston
Wellesley, MA 02481                                          Securities Corporation.
(age 60)
--------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
--------------------------------------------------------------------------------------------------------------------------
Stanley H. Cooper, Esq.       Since 1988     Trustee         Attorney in private practice.        5          None
One Ashford Lane
Andover, MA 01810
(age 60)
--------------------------------------------------------------------------------------------------------------------------
Roger Eastman, CPA            Since 1989     Trustee         Retired; Formerly, the Executive     5          None
10682 Gulfshore Drive C-103                                  Vice President and Chief Operating
Naples, FL 34108                                             Officer, Danvers Savings Bank
(age 77)                                                     (from 3/97 to 12/03).
--------------------------------------------------------------------------------------------------------------------------
Michael A. Diorio, CPA        Since 1988     Trustee         Executive Director, Milford          5          Director,
11 Calvin Drive                                              Housing Authority (since 10/04);                Milford
Milford, MA 01757                                            Town Accountant, Town of                        National
(age 62)                                                     Canton, MA (from 3/01 to 10/04).                Bank & Trust
                                                                                                             since 1996
--------------------------------------------------------------------------------------------------------------------------
OFFICERS:
--------------------------------------------------------------------------------------------------------------------------
Wayne M. Grzecki              Since 1996     President       President, Weston Financial
40 William Street,                                           Group, Inc.; President of
Suite 100                                                    Weston Securities Corporation.
Wellesley, MA 02481
(age 56)
--------------------------------------------------------------------------------------------------------------------------
Ronald A. Sugameli            Since 1997     Vice            Managing Director,
40 William Street,                           President       Weston Financial Group, Inc.;
Suite 100                                                    Vice President of
Wellesley, MA 02481                                          Weston Securities Corporation.
(age 55)
--------------------------------------------------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
==========================================================================================================================
NAME,                                        POSITION(S)
ADDRESS                      LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)
AND AGE                      TIME SERVED     NEW CENTURY     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.      Since 2002     CFO, Treasurer, Vice President, Chief Compliance
40 William Street,                           Chief           Officer, Weston Financial Group,
Suite 100                                    Compliance      Inc.; Vice President, Chief Compliance
Wellesley, MA 02481                          Officer and     Officer, and General Securities Principal
(age 33)                                     Secretary       of Weston Securities Corporation
                                                             (Since 11/02)
--------------------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar is considered to be an "interested person" of the Company within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended. Mr. Biggar is an interested person because he is an officer of the Advisor and Distributor.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-639-0102.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Portfolios during the year ended October 31, 2007. For the year ended October 31, 2007, New Century International Portfolio and New Century Alternative Strategies Portfolio paid long-term capital gains distributions of $4,023,814 and $2,021,819, respectively. For the year ended October 31, 2007, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio intend to designate up to a maximum of $1,085,845, $383,067 and $2,646,335, respectively, taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                   May 1, 2007   October 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return     $      1,000.00  $      1,089.00 $          6.48
Based on Hypothetical 5% Return
   (before expenses)            $      1,000.00  $      1,019.00 $          6.26
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                   May 1, 2007   October 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return     $      1,000.00  $      1,032.70 $          6.87
Based on Hypothetical 5% Return
   (before expenses)            $      1,000.00  $      1,018.45 $          6.82
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.34% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY OPPORTUNISTIC PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                   May 1, 2007   October 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return     $      1,000.00  $      1,129.40 $          7.94
Based on Hypothetical 5% Return
      (before expenses)         $      1,000.00  $      1,017.74 $          7.53
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Opportunistic Portfolio's annualized expense ratio of 1.48% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                   May 1, 2007   October 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return     $      1,000.00  $      1,188.40 $          7.28
Based on Hypothetical 5% Return
      (before expenses)         $      1,000.00  $      1,018.55 $          6.72
--------------------------------------------------------------------------------

* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.32% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                   May 1, 2007   October 31, 2007 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return     $      1,000.00  $      1,048.90 $          5.47
Based on Hypothetical 5% Return
      (before expenses)         $      1,000.00  $      1,019.86 $          5.40
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.06% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

Weston Financial Group, Inc. ("Weston") serves as the investment advisor to each Portfolio of the Trust. The Board of Trustees most recently approved the continuance of the investment advisory agreements (collectively, the "Advisory Agreements") between the Trust, on behalf of each of the Capital, Balanced, Opportunistic, International and Alternative Strategies Portfolios, and Weston at a regular meeting of the Board of Trustees held on September 27, 2007. The September 27, 2007 regular meeting of the Board of Trustees was called, in part, to act upon the continuance of such Advisory Agreements. These approvals by the Board of Trustees were unanimous, and therefore included a majority of those trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the Independent Trustees"), and by a majority of the entire Board.

Prior to the meeting, the Board received and reviewed certain materials from Weston. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreements; (ii) information on the background and experience of each Portfolio Manager; (iii) information from a third-party provider concerning investment management fees and total operating expenses paid by other, similar mutual funds; (iv) several memorandums from the Investment Company Institute concerning mutual fund fees and expenses in the industry; (v) a copy of the Advisory Agreements; and (vi) performance information comparing each Portfolio to its relevant benchmark index.

The Board of Trustees decided to approve the renewal of the Advisory Agreements for a one-year period commencing November 1, 2007 based upon their evaluation of: (i) the long-term relationship between Weston and the Trust; (ii) Weston's commitment to compliance; (iii) the nature, extent and quality of the services provided; (iv) the performance of each Portfolio; and (v) the costs of the services provided and the profitability of each entity from its relationship with the Portfolios.

It was noted that during the Board's consideration of the factors listed above, different trustees gave different weight to different items. In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Portfolios. Each of the Independent Trustees rated as a very important factor the strong management support that Weston provides to the Portfolios. The trustees expressed their approval of the commitment to compliance that Weston has evidenced over the years. Each trustee noted specifically that management has been extremely responsive to any issues raised by the Board. They also expressed their pleasure with the strong relationship that has developed between the Board and the Trust's Chief Compliance Officer.

The Board noted that this was the second year since the change in control of Weston, whereby it became a subsidiary of The Washington Trust Company, concluding that the change had been beneficial to the Portfolios and their shareholders.

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

The trustees considered the terms and conditions of the existing Advisory Agreements that were being renewed, noting that the terms and conditions were the same, including the provision for advisory fees. The trustees also considered the nature, quality and scope of the investment advisory services that had been provided to the Portfolios by Weston in the past and the services that are expected to continue in the future. Further, the trustees considered the Weston personnel assigned to service the Portfolios.

The trustees considered the performance results of each of the Portfolios over various time periods. They reviewed information comparing each Portfolio's performance with the performance of comparable funds and with each Portfolio's benchmark. The also reviewed information provided by Morningstar, Inc. on each Portfolio's risk-adjusted performance. In general, the trustees noted that the Portfolios had been performing competitively in the industry and were pleased with their results, including their Morningstar ratings. The trustees expressed their satisfaction with the experience and performance of the two portfolio managers. They also noted Weston's prudent investment management style.

The trustees considered the investment advisory fees paid by each Portfolio directly and in comparison to the fees paid by similar funds within the industry. The trustees were advised that the investment advisory fee charged by the Alternative Strategies Portfolio was comparable to the investment advisory fees charged by other, similar funds within the industry, and that the investment advisory fees charged by the other Portfolios were on track with other similar funds within the industry. It was noted that the Capital, Balanced, Opportunistic and International Portfolios do offer a breakpoint for assets in excess of $100 million that could lower the investment advisory fees as assets grow. The trustees also discussed Weston's expense limitation agreements with each Portfolio. Pursuant to these expense limitation agreements, Weston has agreed to waive fees and/or reimburse certain other expenses so that the ratio of total operating expenses of each Portfolio was limited to 1.50% of such Portfolio's average net assets. The trustees decided that the investment advisory fees charged were fair and reasonable. It also noted that the breakpoints and expense limitation agreements demonstrated Weston's commitment to the Trust and its shareholders.

The trustees also reviewed the average total expense ratios of similar equity mutual funds within the industry. They discussed the mutual funds' fixed expenses, such as the use of outside service providers for transfer agency and fund accounting. It was also noted that, as a fund-of-funds complex, the Trust had a different expense ratio structure than most other funds within the industry.

The trustees discussed the growth in assets in the Trust during the recent year. The trustees considered the extent to which economies of scale would be realized as a Portfolio grows, noting favorably that economies had been realized in certain Portfolios with respect to the overall total expense ratio. Economies had been realized in Portfolios, such as the Capital and International Portfolios, which were above the investment advisory fee breakpoint amount of $100 million. They also noted that four out of the five Portfolios had total operating expense ratios well below the expense cap limit.

NEW CENTURY PORTFOLIOS
TRUSTEES APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

The trustees noted that the total fees and expenses of the Portfolios were deemed to be fair and reasonable based on the information provided at the Board Meeting with respect to other funds in the industry.

The trustees reviewed and discussed other aspects of Weston, such as the profitability of the investment advisor, the benefits each party received from such long-term relationship, and the fact that Weston and its affiliates received other compensation from the relationship such as fees as administrator and fees under a distribution (12b-1) plan. The trustees also noted that one of the trustees, Mr. Biggar, was an affiliate of Weston and the Trust's Distributor and would benefit by the continuance of the investment advisory and distribution agreements.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the trustees were determining whether to re-approve the agreements with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.

                       This page intentionally left blank.

                       This page intentionally left blank.

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                   DISTRIBUTOR
                          Weston Securities Corporation
                                  Wellesley, MA

                                     COUNSEL
                             Greenberg Traurig, LLP
                                Philadelphia, PA

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Roger Eastman. Mr. Eastman is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $50,000 and $45,000 with respect to the registrant's fiscal years ended October 31, 2007 and 2006, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,000 and $10,000 with respect to the registrant's fiscal years ended October 31, 2007 and 2006, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
           (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended October 31, 2007 and 2006, aggregate non-audit fees of $10,000 and $10,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Century Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                                    Wayne M. Grzecki, President

Date          January 4, 2008
      ------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                                    Wayne M. Grzecki, President

Date          January 4, 2008
      ------------------------------------------


By (Signature and Title)*           /s/ Nicole M. Tremblay
                           -----------------------------------------------------
                                    Nicole M. Tremblay, Treasurer

Date          January 4, 2008
      ------------------------------------------

* Print the name and title of each signing officer under his or her signature.